UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West International Index Fund (Initial Class)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

A year ago, no one was forecasting the best year in equities since the 1990s. At the start of the year, the U.S. economy was lackluster with the start of sequestration and higher taxes and Europe was still technically in a recession and Asia was slowing down. But the easy monetary policies of central bankers helped the economic numbers turn slowly upward in economies still bogged down by the financial crisis. Not many market participants forecasted such a wonderful year which started out slowly, but gained momentum as the year continued. The world economy appears to be moving slowly upward with the U.S. leading the way for developed nations and Euroland finally eking out positive GDP numbers. Central Banks around the world were and still remain supportive the global economy with low policy rates. During the year, the Bank of Japan aggressively added to its quantitative easing program and in November the European Central Bank unexpectedly lowered its main policy rate to 0.25%. But at the end of the year, the Federal Reserve felt comfortable enough with economic growth and the declining unemployment numbers to announce the partial withdrawal of stimulus. In January of 2014, the Federal Reserve will start the tapering of their quantitative easing program removing $10 billion of the monthly $85 billion. Depending on the economic and inflation data they will likely remove all quantitative easing by the fourth quarter of 2014, but have given forward rate guidance that policy rates will remain low for a prolonged period of time.

In 2013, long-term bond yields rose sharply in the U.S. with the Federal Reserve taking its first steps to pare its unprecedented easing program. The yield on the ten-year Treasury note rose to 3.03% from 1.76% at the end of 2012. The Federal Funds rate remained at the historical low target range of 0.0% to 0.25%. The CBOE SPX Volatility Index (VIX) traded lower from 14.46 in January to 13.72 at the end of the year. The Federal Reserve is targeting the unemployment rate within a range of at 6.5% and inflation at around 2%. In 2013, the U.S. unemployment rate dropped to 6.7% from 7.9%.

For the 12 month period ended December 31, 2013, the Great-West International Index Fund (Initial Class shares) returned 21.13% net of fees. The MSCI EAFE® Index increased 22.78% on a total return basis, lagging behind the U.S. market when compared to the S&P 500 Index with a total return of 32.39%. All ten sectors were up with positive returns in 2013. Telecommunication services experienced the best performance, rising 46.9%. The materials sector was the worst performing sector, up only 2.9% for the year. At the country level, Greece experienced the best performance, rising 51.1%. Singapore was the worst performing country, increasing only 1.7%. At the single stock level, Vodafone Group had a return of 64.9% and was the highest contributor to index performance, adding 0.72% to the index return. BHP Billiton Limited was the biggest contributor to negative performance in the MSCI EAFE® Index dropping 8.8% and costing the benchmark 0.13% in total return.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	MSCI EAFE Index
	10,000.00	10,000.00
2011*	8,523.00	8,731.00
2012	10,050.32	10,243.21
2013	12,174.35	12,576.41

*For the period from January 13, 2011 through December 31, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (1/13/2011)
Initial Class	21.13%	6.78%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2013

Sector	% of Fund Investments
Basic Materials	7.38%
Communications	8.10%
Consumer, Cyclical	12.24%
Consumer, Non-cyclical	21.70%
Diversified	0.68%
Energy	6.61%
Financial	25.14%
Industrial	11.69%
Technology	2.31%
Utilities	3.48%
Short Term Investments	0.67%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period (06/29/13 – 12/31/13)

Actual	$1,000.00	$1,174.70	$3.91*

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.64*

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

COMMON STOCK
Basic Materials — 7.26%
11,749	Air Liquide SA (a)	$	1,662,887
5,000	Air Water Inc (a)		67,766
8,875	Akzo Nobel NV (a)		688,223
88,373	Alumina Ltd (a)(b)		87,738
52,690	Anglo American PLC (a)		1,152,706
14,922	Antofagasta PLC (a)		204,450
37,009	ArcelorMittal (a)		661,063
2,447	Arkema SA (a)		285,708
49,000	Asahi Kasei Corp (a)		384,347
34,486	BASF SE (a)		3,680,840
120,561	BHP Billiton Ltd (a)		4,110,266
79,431	BHP Billiton PLC (a)		2,464,090
10,598	Boliden AB (a)		162,484
1,987	Brenntag AG (a)		368,781
5,426	Croda International PLC (a)		221,091
10,000	Daicel Corp (a)		81,498
10,000	Daido Steel Co Ltd (a)		49,766
287	EMS-Chemie Holding AG (a)		102,337
57,560	Fortescue Metals Group Ltd (a)		300,682
5,961	Fresnillo PLC (a)		74,069
319	Givaudan SA (a)		456,350
399,346	Glencore Xstrata PLC (a)		2,077,797
4,100	Hitachi Chemical Co Ltd (a)		65,388
8,000	Hitachi Metals Ltd (a)		113,194
15,663	Iluka Resources Ltd (a)		121,373
61,415	Incitec Pivot Ltd (a)		147,330
17,936	Israel Chemicals Ltd (a)		149,607
11,000	Japan Steel Works Ltd (a)		61,639
18,300	JFE Holdings Inc (a)		436,090
7,660	Johnson Matthey PLC (a)		416,678
7,100	JSR Corp (a)		137,619
5,938	K+S AG (a)		182,966
10,000	Kaneka Corp (a)		65,662
8,000	Kansai Paint Co Ltd (a)		118,303
99,000	Kobe Steel Ltd (a)(b)		169,724
5,910	Koninklijke DSM NV (a)		465,109
13,500	Kuraray Co Ltd (a)		161,147
3,324	LANXESS AG (a)		222,108
7,002	Linde AG (a)		1,466,127
2,121	Lonza Group AG (a)		201,565
51,000	Mitsubishi Chemical Holdings Corp (a)		236,015
15,000	Mitsubishi Gas Chemical Co Inc (a)		110,576
39,000	Mitsubishi Materials Corp (a)		144,161
31,000	Mitsui Chemicals Inc (a)		74,958
26,859	Newcrest Mining Ltd (a)		188,611
6,000	Nippon Paint Co Ltd (a)(b)		99,829
280,740	Nippon Steel & Sumitomo Metal Corp (a)		941,548
6,000	Nitto Denko Corp (a)		253,708
47,458	Norsk Hydro ASA (a)		212,305
8,411	Novozymes A/S Class B (a)		355,283
3,291	OCI NV (b)		148,206
31,000	Oji Holdings Corp (a)		159,012
13,791	Orica Ltd (a)		294,902
3,215	Randgold Resources Ltd (a)		202,115
16,061	Rio Tinto Ltd (a)		983,046
47,795	Rio Tinto PLC (a)		2,700,497
15,100	Shin-Etsu Chemical Co Ltd (a)		883,188

Shares		Fair Value

Basic Materials — (continued)
60,000	Showa Denko KK (a)	$	85,099
2,291	Solvay SA (a)		362,596
19,649	Stora Enso OYJ Class R (a)		197,449
58,000	Sumitomo Chemical Co Ltd (a)		227,640
19,000	Sumitomo Metal Mining Co Ltd (a)		248,962
21,622	Svenska Cellulosa AB SCA Class B (a)		666,128
3,514	Syngenta AG (a)		1,401,022
8,000	Taiyo Nippon Sanso Corp (a)		56,964
38,000	Teijin Ltd (a)		84,643
16,517	ThyssenKrupp AG (a)(b)		402,770
35,000	Ube Industries Ltd (a)		74,964
4,205	Umicore SA (a)		196,478
19,070	UPM-Kymmene OYJ (a)		323,430
3,992	Voestalpine AG (a)		191,834
1,300	Yamato Kogyo Co Ltd (a)		41,576
6,711	Yara International ASA (a)		289,433

			36,885,516

Communications — 7.97%
106,511	Alcatel-Lucent (a)(b)		472,668
1,548	Axel Springer SE (a)		99,662
6,069	Belgacom SA (a)(c)		179,596
73,488	Bezeq The Israeli Telecommunication Corp Ltd (a)		124,625
39,542	British Sky Broadcasting Group PLC		552,323
297,784	BT Group PLC (a)		1,877,322
3,800	Dena Co Ltd (a)(c)		80,106
8,000	Dentsu Inc (a)		327,189
108,976	Deutsche Telekom AG (a)		1,877,685
5,598	Elisa OYJ		148,325
5,706	Eutelsat Communications SA (a)		178,041
4,800	Gree Inc (c)		47,357
7,100	Hakuhodo DY Holdings Inc (a)		55,044
78,000	HKT Trust / HKT Ltd (a)		77,178
933	Iliad SA (a)		191,164
15,769	Inmarsat PLC (a)		197,586
138,072	ITV PLC (a)		444,109
2,522	JCDecaux SA (a)		104,117
803	Kabel Deutschland Holding AG		104,084
6,200	Kakaku.com Inc (a)(b)		108,912
20,300	KDDI Corp (a)(d)		1,250,790
117,587	Koninklijke KPN NV (a)(b)		379,936
3,877	Lagardere SCA (a)		144,123
27	M3 Inc (a)		67,618
2,508	Millicom International Cellular SA (a)		249,912
4,500	Nexon Co Ltd (a)		41,580
2,322	NICE Systems Ltd (a)		94,953
13,900	Nippon Telegraph & Telephone Corp (a)		748,660
141,554	Nokia OYJ (a)(b)		1,143,761
56,300	NTT DOCOMO Inc (a)		927,052
68,392	Orange SA (a)		849,099
130,000	PCCW Ltd		58,174
30,271	Pearson PLC (a)		674,417
26,335	Portugal Telecom SGPS SA (a)		114,648
7,185	ProSiebenSat.1 Media AG (a)		356,779

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Communications — (continued)
6,898	Publicis Groupe SA (a)	$	632,034
27,200	Rakuten Inc (a)		405,917
26,504	Reed Elsevier NV (a)		563,312
44,819	Reed Elsevier PLC (a)		668,045
1,535	RTL Group SA (a)(b)		198,681
8,040	SBI Holdings Inc (a)		122,082
12,513	Seek Ltd (a)		150,436
10,989	SES SA (a)		356,005
65,000	Singapore Press Holdings Ltd (a)(c)		212,404
294,000	Singapore Telecommunications Ltd (a)		854,986
17,381	Sky Deutschland AG (a)(b)		192,114
36,100	SoftBank Corp (a)(d)		3,167,802
18,000	StarHub Ltd (a)		61,359
893	Swisscom AG (a)		471,945
31,518	TDC A/S		305,721
13,103	Tele2 AB Class B (a)(b)		148,820
62,820	Telecom Corp of New Zealand Ltd (a)		119,245
234,699	Telecom Italia RNC (a)		184,154
376,858	Telecom Italia SpA (a)		375,788
114,822	Telefonaktiebolaget LM Ericsson Class B (a)		1,401,919
11,720	Telefonica Deutschland Holding AG (a)(b)		96,861
154,004	Telefonica SA (a)		2,518,093
7,352	Telekom Austria AG		55,668
1,803	Telenet Group Holding NV		107,587
25,010	Telenor ASA (a)		597,579
90,513	TeliaSonera AB (a)		754,915
160,865	Telstra Corp Ltd (a)		755,034
3,600	Trend Micro Inc (a)		126,155
4,048	United Internet AG (a)		172,567
45,537	Vivendi SA (a)		1,201,153
1,816,580	Vodafone Group PLC (a)		7,150,755
11,295	Wolters Kluwer NV (a)		322,523
50,476	WPP PLC (a)		1,155,268
54,300	Yahoo Japan Corp (a)		302,799
5,534	Ziggo NV (a)		253,060

			40,511,381

Consumer, Cyclical — 11.70%
900	ABC-Mart Inc (a)		39,320
5,835	Accor SA (a)		275,587
7,716	Adidas AG (a)		983,932
23,500	Aeon Co Ltd (a)		318,582
7,000	Aisin Seiki Co Ltd (a)		284,592
41,000	ANA Holdings Inc (a)(c)		81,913
5,200	Asics Corp (a)		88,880
12,490	Bayerische Motoren Werke AG (a)		1,466,740
24,000	Bridgestone Corp (a)		909,286
15,985	Burberry Group PLC (a)		402,483
7,168	Carnival PLC (a)		296,624
41,000	Cathay Pacific Airways Ltd (a)		86,873
2,036	Christian Dior SA (a)		385,378
19,651	Cie Financiere Richemont SA (a)		1,963,085
7,107	Cie Generale des Etablissements Michelin (a)		756,193
8,300	Citizen Holdings Co Ltd (a)		70,027

Shares		Fair Value

Consumer, Cyclical — (continued)
16,000	City Developments Ltd (a)	$	122,256
67,083	Compass Group PLC Class A (a)		1,076,458
4,168	Continental AG (a)		915,669
14,047	Crown Resorts Ltd (a)		211,937
7,000	Daihatsu Motor Co Ltd (a)		118,739
36,162	Daimler AG (a)		3,138,313
23,000	Daiwa House Industry Co Ltd (a)		445,629
17,900	Denso Corp (a)		945,634
8,076	Deutsche Lufthansa AG (a)(b)		171,184
1,900	Don Quijote Holdings Co Ltd (a)		115,178
6,136	EasyJet PLC (a)(b)		156,287
26,193	Echo Entertainment Group Ltd (a)		57,698
8,615	Electrolux AB Class B (a)		225,132
2,500	FamilyMart Co Ltd (a)		114,216
2,000	Fast Retailing Co Ltd (a)		826,046
32,791	Fiat SpA (a)(b)		268,393
1,981	Flight Centre Travel Group Ltd (a)		84,368
22,400	Fuji Heavy Industries Ltd (a)		643,753
78,000	Galaxy Entertainment Group Ltd (a)(b)		702,254
223,000	Genting Singapore PLC (a)		265,189
60,789	GKN PLC (a)		376,594
20,186	Harvey Norman Holdings Ltd (a)(c)		57,124
35,791	Hennes & Mauritz AB Class B (a)		1,648,407
9,000	Hino Motors Ltd (a)		141,775
2,000	Hitachi High-Technologies Corp (a)		50,354
61,300	Honda Motor Co Ltd (a)(d)		2,530,288
1,188	Hugo Boss AG (a)		169,203
4,756	Iida Group Holdings Co Ltd		94,930
8,235	Inditex SA (a)		1,359,696
9,755	InterContinental Hotels Group PLC (a)		325,231
35,269	International Consolidated Airlines Group SA (a)(b)		234,937
12,800	Isetan Mitsukoshi Holdings Ltd (a)		182,216
42,000	Isuzu Motors Ltd (a)		261,952
55,700	ITOCHU Corp (a)		688,599
18,000	J Front Retailing Co Ltd (a)		136,553
2,500	Japan Airlines Co Ltd (a)		123,328
4,000	Jardine Cycle & Carriage Ltd (a)		114,283
7,200	JTEKT Corp (a)		122,853
2,803	Kering (a)		592,502
88,040	Kingfisher PLC (a)		561,908
3,000	Koito Manufacturing Co Ltd (a)		57,323
2,400	Lawson Inc (a)		179,606
212,000	Li & Fung Ltd (a)		274,035
9,564	LVMH Moet Hennessy Louis Vuitton SA (a)		1,747,293
60,082	Marks & Spencer Group PLC (a)		431,345
63,000	Marubeni Corp (a)		453,542
8,700	Marui Group Co Ltd (a)		88,490
101,000	Mazda Motor Corp (a)(b)		523,388
2,700	McDonald’s Holdings Co Japan Ltd (a)		68,949
34,000	MGM China Holdings Ltd (a)		145,516
53,200	Mitsubishi Corp (a)(d)		1,021,329
4,000	Mitsubishi Logistics Corp (a)		63,322
15,400	Mitsubishi Motors Corp (a)(b)(c)		165,678
64,100	Mitsui & Co Ltd (a)		893,627
6,100	Namco Bandai Holdings Inc (a)		135,435

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Consumer, Cyclical — (continued)
5,806	Next PLC (a)	$524,335
10,000	NGK Insulators Ltd (a)	190,309
7,000	NGK Spark Plug Co Ltd (a)	165,904
4,800	NHK Spring Co Ltd (a)	54,233
3,900	Nintendo Co Ltd (a)	522,029
91,800	Nissan Motor Co Ltd (a)	769,285
1,200	Nitori Holdings Co Ltd (a)	113,613
3,000	NOK Corp (a)	49,137
4,175	Nokian Renkaat OYJ (a)	200,210
1,900	Oriental Land Co Ltd (a)	274,007
81,500	Panasonic Corp (a)(d)	950,063
11,164	Persimmon PLC (a)	229,339
9,354	Pirelli & C SpA (a)	161,826
5,838	Porsche Automobil Holding SE (a)	609,440
39,920	Qantas Airways Ltd (a)(b)	39,158
7,125	Renault SA (a)	573,397
89,600	Sands China Ltd (a)	734,302
2,100	Sankyo Co Ltd (a)	96,854
1,700	Sanrio Co Ltd (a)(c)	71,582
12,545	Scania AB Class B (a)	245,874
6,400	Sega Sammy Holdings Inc (a)	163,105
15,000	Sekisui Chemical Co Ltd (a)	184,073
20,000	Sekisui House Ltd (a)	279,864
62,000	Shangri-La Asia Ltd (a)	121,056
56,000	Sharp Corp (a)(b)	178,299
800	Shimamura Co Ltd (a)	74,989
2,900	Shimano Inc (a)	248,963
22,000	Singapore Airlines Ltd (a)	181,714
76,000	SJM Holdings Ltd (a)	255,471
46,900	Sojitz Corp (a)	83,502
37,500	Sony Corp (a)(c)	646,437
4,900	Stanley Electric Co Ltd (a)	112,336
41,800	Sumitomo Corp (a)	525,348
28,100	Sumitomo Electric Industries Ltd (a)	469,721
5,900	Sumitomo Rubber Industries Ltd (a)	83,985
14,100	Suzuki Motor Corp (a)	379,948
2,796	Swatch Group AG (a)	942,815
24,938	Tabcorp Holdings Ltd (a)	80,969
10,000	Takashimaya Co Ltd (a)	99,777
48,870	Tatts Group Ltd (a)	135,489
4,100	Toho Co Ltd (a)	90,199
56,000	Toray Industries Inc (a)	387,912
2,100	Toyoda Gosei Co Ltd (a)	48,921
3,000	Toyota Boshoku Corp (a)	37,510
6,100	Toyota Industries Corp (a)	275,748
103,400	Toyota Motor Corp (a)(d)	6,304,824
7,800	Toyota Tsusho Corp (a)	193,431
9,017	Travis Perkins PLC (a)	279,956
15,894	TUI Travel PLC (a)	108,918
8,300	USS Co Ltd (a)	113,847
2,926	Valeo SA (a)(b)	324,265
1,107	Volkswagen AG (a)	300,571
55,967	Volvo AB Class B (a)	736,436
37,502	Wesfarmers Ltd (a)	1,476,559
6,673	Whitbread PLC (a)	415,181
31,729	William Hill PLC (a)	211,465
9,848	Wolseley PLC (a)	559,729
55,200	Wynn Macau Ltd (a)	250,919
31,000	Yamada Denki Co Ltd (a)	101,400

Shares		Fair Value

Consumer, Cyclical — (continued)
6,500	Yamaha Corp (a)	$103,340
9,500	Yamaha Motor Co Ltd (a)	142,827
8,000	Yokohama Rubber Co Ltd (a)	78,668
25,500	Yue Yuen Industrial Holdings Ltd (a)	85,265

		59,486,088

Consumer, Non-cyclical — 21.20%
14,045	Abertis Infraestructuras SA (a)	312,402
3,759	Actelion Ltd (a)	318,841
4,951	Adecco SA (a)	393,044
10,050	Aggreko PLC (a)	284,859
22,000	Ajinomoto Co Inc (a)	318,487
1,500	Alfresa Holdings Corp (a)	74,452
30,188	Anheuser-Busch InBev NV (a)	3,210,091
3,226	Aryzta AG (a)	247,882
14,000	Asahi Group Holdings Ltd (a)	395,076
13,249	Associated British Foods PLC (a)	537,105
16,000	Astellas Pharma Inc (a)(d)	948,589
47,074	AstraZeneca PLC (a)	2,792,380
14,391	Atlantia SpA (a)	322,358
13,011	Babcock International Group PLC (a)	292,143
86	Barry Callebaut AG (a)	108,070
31,037	Bayer AG (a)	4,357,942
3,878	Beiersdorf AG (a)	393,171
2,800	Benesse Holdings Inc (a)	112,488
57,881	Brambles Ltd (a)	474,214
71,439	British American Tobacco PLC (a)	3,833,852
11,943	Bunzl PLC (a)	286,807
8,641	Bureau Veritas SA (a)	252,273
2,400	Calbee Inc (a)	58,285
24,298	Capita PLC (a)	417,846
3,993	Carlsberg A/S Class B (a)	441,840
23,315	Carrefour SA (a)	925,454
2,124	Casino Guichard Perrachon SA (a)	245,081
3,262	Celesio AG (a)(c)	103,428
8,800	Chugai Pharmaceutical Co Ltd (a)	194,789
20,262	Coca-Cola Amatil Ltd (a)	217,970
7,879	Coca-Cola HBC AG (a)	230,470
2,400	Coca-Cola West Co Ltd (a)	50,832
1,916	Cochlear Ltd (a)	100,949
4,325	Coloplast A/S Class B (a)	286,728
3,033	Colruyt SA (a)(b)	169,465
18,102	CSL Ltd (a)	1,115,928
22,000	Dai Nippon Printing Co Ltd (a)	233,688
25,100	Daiichi Sankyo Co Ltd (a)	458,953
5,600	Dainippon Sumitomo Pharma Co Ltd (a)	87,713
21,408	Danone (a)	1,544,420
3,667	Delhaize Group SA (a)	218,158
94,339	Diageo PLC (a)	3,125,494
22,647	Distribuidora Internacional de Alimentacion SA (a)	202,780
7,633	Edenred (a)	255,572
9,100	Eisai Co Ltd (a)	352,689
13,545	Elekta AB Class B (a)	207,281
7,534	Essilor International SA (a)	801,677
37,327	Experian PLC (a)	688,902

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Consumer, Non-cyclical — (continued)
85,500	First Pacific Co Ltd (a)	$97,486
8,224	Fresenius Medical Care AG & Co (a)	586,586
4,625	Fresenius SE (a)	711,210
58,747	G4S PLC (a)	255,521
7,484	Getinge AB Class B (a)	256,536
183,796	GlaxoSmithKline PLC (a)	4,909,068
287,000	Golden Agri-Resources Ltd (a)	124,242
5,815	Grifols SA (a)	278,269
3,789	Heineken Holding NV (a)	239,844
8,543	Heineken NV (a)	577,395
4,835	Henkel AG & Co KGaA (a)	504,094
2,300	Hisamitsu Pharmaceutical Co Inc (a)	115,902
13,706	Husqvarna AB Class B (a)	82,530
36,576	Imperial Tobacco Group PLC (a)	1,417,383
6,257	Intertek Group PLC (a)	326,459
46,429	J Sainsbury PLC (a)	280,923
41,500	Japan Tobacco Inc (a)(d)	1,350,358
9,960	Jeronimo Martins SGPS SA (a)	194,756
19,500	Kao Corp (a)	613,896
5,747	Kerry Group PLC Class A	399,262
6,000	Kikkoman Corp (a)	113,450
32,000	Kirin Holdings Co Ltd (a)	460,847
37,280	Koninklijke Ahold NV (a)	669,967
8,000	Kyowa Hakko Kirin Co Ltd (a)	88,280
9,114	L’Oreal SA (a)	1,600,543
33	Lindt & Spruengli AG	346,403
6,172	Luxottica Group SpA (a)	330,767
5,800	Medipal Holdings Corp (a)	76,568
2,100	MEIJI Holdings Co Ltd (a)	134,982
2,480	Merck KGaA (a)	444,983
30,558	Metcash Ltd (a)(c)	86,297
5,069	Metro AG (a)	245,745
1,900	Miraca Holdings Inc (a)	89,635
7,800	Mitsubishi Tanabe Pharma Corp (a)	108,787
120,869	Nestle SA (a)	8,858,496
6,000	Nippon Meat Packers Inc (a)	103,125
7,150	Nisshin Seifun Group Inc (a)	73,947
2,000	Nissin Foods Holdings Co Ltd (a)	84,403
86,248	Novartis AG (a)	6,912,724
14,968	Novo Nordisk A/S Class B	2,743,662
57,772	Olam International Ltd (a)	70,472
8,500	Olympus Corp (a)(b)	269,592
3,000	Ono Pharmaceutical Co Ltd (a)	262,967
3,765	Orion OYJ Class B (a)	105,823
13,100	Otsuka Holdings Co Ltd (a)	378,248
3,500	Park24 Co Ltd (a)	66,006
7,827	Pernod Ricard SA (a)	891,743
8,875	QIAGEN NV (a)(b)	207,198
4,778	Ramsay Health Care Ltd (a)	184,915
4,433	Randstad Holding NV (a)	287,672
24,349	Reckitt Benckiser Group PLC (a)	1,933,790
975	Remy Cointreau SA (a)	81,901
26,340	Roche Holding AG (a)	7,378,526
12,254	Ryman Healthcare Ltd (a)	79,166
36,226	SABMiller PLC (a)	1,864,445
44,805	Sanofi (a)	4,784,965
2,600	Santen Pharmaceutical Co Ltd (a)	121,140

Shares		Fair Value

Consumer, Non-cyclical — (continued)
8,000	Secom Co Ltd (a)	$482,680
12,338	Securitas AB Class B (a)	131,281
20,470	Serco Group PLC	169,182
27,800	Seven & I Holdings Co Ltd (a)(d)	1,106,897
204	SGS SA (a)	469,660
9,000	Shimadzu Corp (a)	78,355
10,600	Shionogi & Co Ltd (a)	230,123
20,429	Shire PLC (a)	962,429
13,600	Shiseido Co Ltd (a)	218,707
32,650	Smith & Nephew PLC (a)	466,061
1,128	Societe BIC SA (a)	138,241
3,511	Sodexo (a)	356,045
13,652	Sonic Healthcare Ltd (a)	202,602
1,837	Sonova Holding AG (a)	247,710
2,827	Suedzucker AG (a)(c)	76,372
4,400	Suntory Beverage & Food Ltd (a)(b)	140,369
2,600	Suzuken Co Ltd (a)	84,222
7,489	Swedish Match AB (a)	240,780
2,700	Sysmex Corp (a)	159,476
1,200	Taisho Pharmaceutical Holdings Co Ltd (a)	82,486
29,800	Takeda Pharmaceutical Co Ltd (a)(d)	1,366,778
17,565	Tate & Lyle PLC (a)	235,479
5,900	Terumo Corp (a)	284,850
304,499	Tesco PLC (a)	1,690,741
32,078	Teva Pharmaceutical Industries Ltd (a)	1,283,486
19,000	Toppan Printing Co Ltd (a)	152,087
3,000	Toyo Suisan Kaisha Ltd (a)	90,122
50,934	Transurban Group (a)	311,481
24,171	Treasury Wine Estates Ltd (a)	104,249
2,200	Tsumura & Co (a)	58,300
4,134	UCB SA (a)	307,991
4,200	Unicharm Corp (a)	239,646
61,253	Unilever NV (a)	2,462,705
48,314	Unilever PLC (a)	1,987,127
910	William Demant Holding A/S (b)	88,437
73,000	Wilmar International Ltd (a)	198,289
82,573	WM Morrison Supermarkets PLC (a)	357,308
47,160	Woolworths Ltd (a)	1,428,064
3,100	Yakult Honsha Co Ltd (a)	156,638
4,000	Yamazaki Baking Co Ltd (a)	41,033

		107,755,307

Diversified — 0.67%
7,076	GEA Group AG (a)	337,424
3,138	Groupe Bruxelles Lambert SA (a)	288,262
79,000	Hutchison Whampoa Ltd (a)	1,076,435
4,801	Industrivarden AB (a)	91,351
53,300	Keppel Corp Ltd (a)	473,446
166,000	Noble Group Ltd (a)	141,372
46,000	NWS Holdings Ltd (a)	70,211
26,500	Swire Pacific Ltd (a)	311,366
1,171	Wendel SA (a)	170,688

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Diversified — (continued)
56,300	Wharf Holdings Ltd (a)	$431,266

		3,391,821

Energy — 6.50%
11,227	AMEC PLC (a)	202,516
33,614	APA Group (a)	180,411
127,978	BG Group PLC (a)	2,752,829
707,006	BP PLC (a)	5,729,098
4,472	Caltex Australia Ltd (a)	80,366
6,609	CGG SA (a)(b)	114,699
67,194	Enel Green Power SpA (a)	169,049
95,696	Eni SpA (a)	2,312,375
1,368	Fuchs Petrolub SE (a)(b)	134,018
2,589	Fugro NV (a)	154,439
12,227	Galp Energia SGPS SA (a)	200,392
2,800	Idemitsu Kosan Co Ltd (a)	63,744
32,800	Inpex Corp (a)	420,698
900	Japan Petroleum Exploration Co (a)	34,134
86,100	JX Holdings Inc (a)	443,367
8,228	Lundin Petroleum AB (a)(b)	160,121
4,479	Neste Oil OYJ (a)(c)	88,579
5,530	OMV AG	264,670
9,031	Petrofac Ltd	182,899
31,600	Repsol SA (a)	797,370
143,322	Royal Dutch Shell PLC Class A (a)	5,135,229
94,348	Royal Dutch Shell PLC Class B (a)	3,558,061
9,992	Saipem SpA (a)	214,286
35,930	Santos Ltd (a)	470,893
14,316	Seadrill Ltd ADR (a)	586,734
7,100	Showa Shell Sekiyu KK (a)	72,171
41,149	Statoil ASA (a)	1,000,600
9,758	Subsea 7 SA (a)	187,070
3,664	Technip SA (a)	352,701
10,000	TonenGeneral Sekiyu KK (a)	91,760
80,259	Total SA (a)	4,926,273
13,319	Transocean Ltd (a)	651,827
33,767	Tullow Oil PLC (a)	478,963
24,312	Woodside Petroleum Ltd (a)	846,748

		33,059,090

Financial — 24.74%
36,659	3i Group PLC (a)	234,189
35,172	Aberdeen Asset Management PLC (a)	292,188
16,900	Acom Co Ltd (a)(b)	57,582
7,037	Admiral Group PLC (a)	152,849
68,419	Aegon NV (a)	648,377
2,500	AEON Financial Service Co Ltd (a)	67,038
3,710	Aeon Mall Co Ltd (a)	103,930
8,637	Ageas (a)	368,314
453,000	AIA Group Ltd (a)	2,280,170
17,131	Allianz SE (a)	3,082,319
109,552	AMP Ltd (a)	430,585
39,000	Aozora Bank Ltd (a)	110,522
75,000	Ascendas REIT (a)	131,261
43,039	Assicurazioni Generali SpA (a)	1,011,174

Shares		Fair Value

Financial — (continued)
7,110	ASX Ltd (a)	$233,812
103,094	Australia & New Zealand Banking Group Ltd (a)	2,976,131
108,873	Aviva PLC (a)	814,351
67,589	AXA SA (a)	1,882,200
1,734	Baloise Holding AG (a)	221,109
209,456	Banca Monte dei Paschi di Siena SpA (a)(b)(c)	50,412
217,831	Banco Bilbao Vizcaya Argentaria SA (a)	2,694,698
127,552	Banco de Sabadell SA (a)	333,067
57,882	Banco Espirito Santo SA (a)(b)	82,663
47,634	Banco Popular Espanol SA (a)(b)	287,718
426,621	Banco Santander SA (a)	3,836,404
40,025	Bank Hapoalim BM (a)	224,264
49,536	Bank Leumi Le-Israel BM (a)(b)	202,285
46,600	Bank of East Asia Ltd (a)	197,819
877,613	Bank of Ireland (a)(b)	305,873
12,000	Bank of Kyoto Ltd (a)	100,317
13,225	Bank of Queensland Ltd (a)(b)	143,981
43,000	Bank of Yokohama Ltd (a)	239,907
153,231	Bankia SA (b)	260,128
574,587	Barclays PLC (a)	2,597,750
16,755	Bendigo & Adelaide Bank Ltd (a)	176,130
37,413	BNP Paribas SA (a)	2,918,498
138,000	BOC Hong Kong Holdings Ltd (a)	443,209
34,909	British Land Co PLC REIT (a)	363,656
67,162	CaixaBank SA (a)	349,834
87,000	CapitaCommercial Trust REIT (a)	100,193
94,000	CapitaLand Ltd (a)	226,579
85,000	CapitaMall Trust REIT (a)	128,633
48,000	CapitaMalls Asia Ltd (a)	74,813
81,430	CFS Retail Property Trust Group REIT (a)	141,743
53,000	Cheung Kong Holdings Ltd (a)	838,501
28,000	Chiba Bank Ltd (a)	188,962
6,000	Chugoku Bank Ltd (a)	76,261
6,322	CNP Assurances (a)	129,640
36,930	Commerzbank AG (a)(b)	596,178
60,502	Commonwealth Bank of Australia (a)	4,215,591
2,660	Corio NV REIT (a)	119,374
36,166	Credit Agricole SA (a)(b)	463,611
5,600	Credit Saison Co Ltd (a)	147,627
57,054	Credit Suisse Group AG (a)	1,760,879
32,500	Dai-ichi Life Insurance Co Ltd (a)	543,823
2,600	Daito Trust Construction Co Ltd (a)	243,069
62,000	Daiwa Securities Group Inc (a)	620,964
25,012	Danske Bank A/S (a)(b)	574,568
63,000	DBS Group Holdings Ltd (a)	856,155
174	Delek Group Ltd (a)	66,466
6,642	Delta Lloyd NV (a)	164,947
38,394	Deutsche Bank AG (a)	1,844,509
7,364	Deutsche Boerse AG (a)	610,286
10,870	Deutsche Wohnen AG (a)	209,892
179,246	Dexus Property Group REIT (a)	161,210
44,898	Direct Line Insurance Group PLC	185,538
36,206	DNB ASA (a)	649,831
9,624	Erste Group Bank AG (a)	335,498
982	Eurazeo SA (a)	77,018

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Financial — (continued)
3,406	Exor SpA (a)	$135,375
48,645	Federation Centres Ltd REIT (a)	101,970
1,148	Fonciere Des Regions REIT (a)	99,101
29,000	Fukuoka Financial Group Inc (a)	127,294
757	Gecina SA (a)	100,233
6,926	Gjensidige Forsikring ASA (a)	132,465
113,000	Global Logistic Properties Ltd (a)	259,215
64,101	Goodman Group REIT (a)	271,580
66,676	GPT Group REIT (a)	202,771
15,000	Gunma Bank Ltd (a)	83,810
15,000	Hachijuni Bank Ltd (a)	87,566
25,779	Hammerson PLC REIT (a)	214,402
87,000	Hang Lung Properties Ltd (a)	275,780
28,500	Hang Seng Bank Ltd (a)	462,884
2,119	Hannover Rueck SE (a)	182,173
7,854	Hargreaves Lansdown PLC (a)	176,285
42,400	Henderson Land Development Co Ltd (a)	242,399
17,000	Hiroshima Bank Ltd (a)	70,444
37,000	Hokuhoku Financial Group Inc (a)(b)	73,976
41,600	Hong Kong Exchanges & Clearing (a)	695,358
20,000	Hopewell Holdings Ltd (a)	67,816
699,389	HSBC Holdings PLC (a)	7,674,081
10,300	Hulic Co Ltd (a)	152,432
23,000	Hysan Development Co Ltd (a)	99,285
1,385	ICADE REIT (a)	128,931
21,469	ICAP PLC (a)	160,766
36,345	IMMOFINANZ AG (a)	168,415
144,533	ING Groep NV (a)(b)	2,018,922
77,445	Insurance Australia Group Ltd (a)	403,227
439,800	Intesa Sanpaolo SpA (a)	1,081,781
23,963	Intu Properties PLC REIT (a)	122,971
21,852	Investec PLC (a)	158,671
8,406	Investment AB Kinnevik Class B (a)	389,712
16,915	Investor AB Class B (a)	582,951
83	Israel Corp Ltd (a)(b)	43,707
11,000	Iyo Bank Ltd (a)	107,921
9,000	Japan Exchange Group Inc (a)	255,815
28	Japan Prime Realty Investment Corp REIT (a)	89,610
42	Japan Real Estate Investment Corp REIT (a)	224,703
80	Japan Retail Fund Investment Corp REIT (a)	162,776
27,000	Joyo Bank Ltd (a)	138,056
8,360	Julius Baer Group Ltd (a)	401,748
9,563	KBC Groep NV (a)	543,711
25,000	Keppel Land Ltd (a)	66,360
24,000	Kerry Properties Ltd (a)	83,566
3,641	Klepierre REIT (a)	168,769
30,081	Land Securities Group PLC REIT (a)	480,283
218,595	Legal & General Group PLC (a)	807,669
20,790	Lend Lease Group (a)	207,478
85,500	Link REIT (a)	414,680
1,878,621	Lloyds Banking Group PLC (a)(b)	2,464,805
6,737	London Stock Exchange Group PLC (a)	193,689
10,703	Macquarie Group Ltd (b)	525,315

Shares		Fair Value

Financial — (continued)
38,072	Mapfre SA (a)(c)	$163,306
19,334	Mediobanca SpA (a)(b)	169,073
138,855	Mirvac Group REIT (a)	208,798
47,000	Mitsubishi Estate Co Ltd (a)(d)	1,406,524
478,900	Mitsubishi UFJ Financial Group Inc (a)(d)	3,179,607
19,700	Mitsubishi UFJ Lease & Finance Co Ltd (a)	121,112
31,000	Mitsui Fudosan Co Ltd (a)(d)	1,118,191
5,425	Mizrahi Tefahot Bank Ltd (a)	71,009
865,500	Mizuho Financial Group Inc (a)(d)	1,879,028
19,400	MS&AD Insurance Group Holdings (a)	521,452
6,763	Muenchener Rueckversicherungs AG (a)	1,491,721
88,285	National Australia Bank Ltd (a)	2,755,546
36,555	Natixis (a)	215,063
150,000	New World Development Co Ltd (a)	189,938
50	Nippon Building Fund Inc REIT (a)	290,511
9	Nippon Prologis REIT Inc (a)	86,211
22,000	Nishi-Nippon City Bank Ltd (a)	59,267
12,350	NKSJ Holdings Inc (a)	343,745
137,300	Nomura Holdings Inc (a)(d)	1,061,029
4,500	Nomura Real Estate Holdings Inc (a)	101,398
15	Nomura Real Estate Office Fund Inc REIT (a)	69,714
114,560	Nordea Bank AB (a)	1,544,589
4,400	NTT Urban Development Corp (a)	50,719
181,485	Old Mutual PLC (a)	569,130
48,000	ORIX Corp (a)	843,450
95,000	Oversea-Chinese Banking Corp Ltd (a)	769,998
969	Pargesa Holding SA (a)	78,047
595	Partners Group Holding AG	158,680
5,475	Pohjola Bank PLC Class A (a)	109,778
96,318	Prudential PLC (a)	2,150,535
44,434	QBE Insurance Group Ltd (a)	458,367
1,454	Raiffeisen Bank International AG (a)(c)	51,342
1,730	REA Group Ltd (a)(b)	58,435
53,127	Resolution Ltd (a)	311,757
66,600	Resona Holdings Inc (a)	339,824
82,780	Royal Bank of Scotland Group PLC (a)(b)	466,066
143,267	RSA Insurance Group PLC	216,723
15,490	Sampo Class A (a)	761,377
3,693	Schroders PLC (a)	159,216
5,427	SCOR SE (a)	198,502
26,143	Segro PLC REIT (a)	144,664
20,000	Seven Bank Ltd (a)	78,221
66,000	Shinsei Bank Ltd (a)	161,562
21,000	Shizuoka Bank Ltd (a)	224,309
34,000	Singapore Exchange Ltd (a)	196,064
112,800	Sino Land Co Ltd (a)	154,693
57,741	Skandinaviska Enskilda Banken AB (a)	762,832
27,100	Societe Generale SA Class A (a)	1,575,885
6,800	Sony Financial Holdings Inc (a)	123,867
91,222	Standard Chartered PLC (a)	2,059,680

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Financial — (continued)
87,708	Standard Life PLC (a)	$523,640
86,464	Stockland (a)	279,547
47,900	Sumitomo Mitsui Financial Group Inc (a)(d)	2,490,962
125,860	Sumitomo Mitsui Trust Holdings Inc (a)	665,952
14,000	Sumitomo Realty & Development Co Ltd (a)	697,584
59,000	Sun Hung Kai Properties Ltd (a)	749,852
47,691	Suncorp Group Ltd (a)	559,788
7,000	Suruga Bank Ltd (a)	125,701
18,415	Svenska Handelsbanken AB Class A (a)	905,407
33,425	Swedbank AB Class A (a)	941,559
41,400	Swire Properties Ltd (a)	104,840
1,213	Swiss Life Holding AG (a)	252,182
2,114	Swiss Prime Site AG (a)	163,706
13,305	Swiss Re AG (a)	1,226,567
22,500	T&D Holdings Inc (a)	314,923
25,600	Tokio Marine Holdings Inc (a)	856,824
16,000	Tokyo Tatemono Co Ltd (a)	177,919
20,100	Tokyu Fudosan Holdings Corp (b)	188,956
980	Tryg A/S (a)	94,766
137,112	UBS AG (a)	2,625,332
3,682	Unibail-Rodamco SE REIT (a)	943,551
164,039	UniCredit SpA (a)	1,210,063
32,343	Unione di Banche Italiane SCPA (a)	219,263
47,000	United Overseas Bank Ltd (a)	793,691
89	United Urban Investment Corp REIT (a)	127,922
16,000	UOL Group Ltd (a)	78,751
1,436	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	71,769
75,565	Westfield Group REIT (a)	682,147
110,665	Westfield Retail Trust REIT (a)	293,996
116,570	Westpac Banking Corp (a)	3,379,199
34,000	Wheelock & Co Ltd (a)	156,634
7,000	Yamaguchi Financial Group Inc (a)	64,912
5,611	Zurich Insurance Group AG (a)	1,627,550

		125,720,786

Industrial — 11.50%
82,745	ABB Ltd (a)	2,187,779
5,569	ACS Actividades de Construccion y Servicios SA (a)(b)	191,972
5,100	Advantest Corp (a)	63,548
1,125	Aeroports de Paris (a)	127,745
22,246	Airbus Group NV (a)	1,707,837
6,908	Aker Solutions ASA (a)	123,678
11,589	Alfa Laval AB (a)	297,758
14,844	ALS Ltd (a)(c)	117,111
7,838	Alstom SA (a)	285,826
13,000	Amada Co Ltd (a)	114,807
43,487	Amcor Ltd (a)	410,768
2,789	Andritz AG (a)	174,785
20	AP Moeller - Maersk A/S Class A (a)	206,021

Shares		Fair Value

Industrial — (continued)
50	AP Moeller - Maersk A/S Class B (a)	$541,098
39,000	Asahi Glass Co Ltd (a)	242,845
34,107	Asciano Ltd (a)	175,837
12,379	Assa Abloy AB Class B (a)	655,395
25,540	Atlas Copco AB Class A (a)	709,145
15,048	Atlas Copco AB Class B (a)	382,540
42,415	Auckland International Airport Ltd (a)	123,182
73,713	Aurizon Holdings Ltd (a)	321,943
119,486	BAE Systems PLC (a)	861,873
26,450	Boral Ltd (a)	113,117
7,464	Bouygues SA (a)	282,258
8,000	Brother Industries Ltd (a)	109,428
8,600	Casio Computer Co Ltd (a)	105,383
5,300	Central Japan Railway Co (a)	624,616
25,000	Cheung Kong Infrastructure Holdings Ltd (a)	158,029
6,000	Chiyoda Corp (a)	87,099
15,726	Cie de St-Gobain (a)	866,303
34,028	CNH Industrial NV (b)	386,397
43,383	Cobham PLC (a)	197,415
79,000	ComfortDelGro Corp Ltd (a)	126,320
26,978	CRH PLC (a)	683,677
8,700	Daikin Industries Ltd (a)	542,904
34,250	Deutsche Post AG (a)	1,250,986
6,247	DSV A/S (a)	205,105
12,400	East Japan Railway Co (a)(d)	987,757
7,100	FANUC Corp (a)(d)	1,301,009
15,669	Ferrovial SA (a)	303,538
13,632	Finmeccanica SpA (a)(b)	103,475
27,457	Fletcher Building Ltd (a)	192,408
1,323	Fraport AG Frankfurt Airport Services Worldwide (a)	99,140
24,000	Fuji Electric Co Ltd (a)	112,450
17,700	FUJIFILM Holdings Corp (a)	502,415
1,402	Geberit AG (a)	425,340
21,646	Groupe Eurotunnel SA (a)	227,571
3,000	Hamamatsu Photonics KK (a)	120,046
41,000	Hankyu Hanshin Holdings Inc (a)	221,542
5,403	HeidelbergCement AG (a)	410,280
8,636	Hexagon AB (a)	273,176
1,100	Hirose Electric Co Ltd (a)	156,806
3,600	Hitachi Construction Machinery Co Ltd (a)	77,034
182,000	Hitachi Ltd (a)(d)	1,379,952
1,142	Hochtief AG (a)	97,735
8,479	Holcim Ltd (a)	633,929
16,700	Hoya Corp (a)	464,459
174,000	Hutchison Port Holdings Trust (a)	117,593
4,300	Ibiden Co Ltd (a)	80,517
52,000	IHI Corp (a)	224,881
1,235	Imerys SA (a)	107,505
11,615	IMI PLC (a)	293,946
23,016	Invensys PLC (a)	194,356
15,505	James Hardie Industries PLC (a)	179,947
8,000	JGC Corp (a)	313,951
29,000	Kajima Corp (a)	109,069
8,000	Kamigumi Co Ltd (a)	73,404
56,000	Kawasaki Heavy Industries Ltd (a)	235,188

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Industrial — (continued)
16,000	Keikyu Corp (a)	$131,922
23,000	Keio Corp (a)	153,271
10,000	Keisei Electric Railway Co Ltd (a)	92,014
1,690	Keyence Corp (a)	723,633
4,000	Kinden Corp (a)	41,879
68,000	Kintetsu Corp (a)	238,603
34,500	Komatsu Ltd (a)	708,329
11,574	Kone OYJ Class B (a)	521,973
19,500	Konica Minolta Inc (a)	194,869
3,135	Koninklijke Boskalis Westminster NV (a)	165,822
36,829	Koninklijke Philips NV (a)	1,356,093
2,819	Koninklijke Vopak NV (a)	165,031
41,000	Kubota Corp (a)(c)	680,076
1,937	Kuehne + Nagel International AG (a)	254,598
4,400	Kurita Water Industries Ltd (a)	91,279
12,400	Kyocera Corp (a)	619,895
7,139	Lafarge SA (a)	535,855
9,832	Legrand SA (a)	541,868
6,673	Leighton Holdings Ltd (a)	96,370
9,600	LIXIL Group Corp (a)	263,542
900	Mabuchi Motor Co Ltd (a)	53,556
4,100	Makita Corp (a)	215,630
1,231	MAN SE Class A	151,144
1,800	Maruichi Steel Tube Ltd (a)	45,467
30,858	Meggitt PLC (a)	269,921
46,945	Melrose Industries PLC (a)	238,091
5,063	Metso OYJ (a)	216,505
73,000	Mitsubishi Electric Corp (a)	917,936
115,000	Mitsubishi Heavy Industries Ltd (a)	712,261
40,000	Mitsui OSK Lines Ltd (a)	180,528
57,000	MTR Corp Ltd (a)	216,042
7,500	Murata Manufacturing Co Ltd (a)	667,000
4,500	Nabtesco Corp (a)	103,855
88,000	NEC Corp (a)	198,634
3,700	Nidec Corp (a)	364,504
12,400	Nikon Corp (a)	236,973
12,000	Nippon Electric Glass Co Ltd (a)	63,038
29,000	Nippon Express Co Ltd (a)	140,378
60,000	Nippon Yusen KK (a)	191,846
17,000	NSK Ltd (a)	211,860
23,000	Obayashi Corp (a)	131,187
22,000	Odakyu Electric Railway Co Ltd (a)	198,964
7,900	Omron Corp (a)	349,127
28,792	Orkla ASA (a)	225,049
43,487	Orora Ltd (b)	45,042
3,323	OSRAM Licht AG (b)	187,430
7,704	Prysmian SpA (a)	198,356
28,443	Rexam PLC (a)	250,012
7,445	Rexel SA (a)	195,384
1,400	Rinnai Corp (a)	109,071
70,924	Rolls-Royce Holdings PLC (a)	1,498,972
10,305	Safran SA (a)	716,494
40,721	Sandvik AB (a)	574,724
2,382	Schindler Holding AG (a)	350,880
20,058	Schneider Electric SA (a)	1,749,897
34,000	Sembcorp Industries Ltd (a)	148,331
28,000	Sembcorp Marine Ltd (a)	98,999
25,000	Shimizu Corp Class A (a)	126,327

Shares		Fair Value

Industrial — (continued)
29,764	Siemens AG (a)	$4,081,215
79	Sika AG (a)	281,512
55,000	Singapore Technologies Engineering Ltd (a)	173,102
13,682	Skanska AB Class B (a)	279,908
15,200	SKF AB Class B (a)	398,626
2,000	SMC Corp (a)	504,777
14,664	Smiths Group PLC (a)	359,842
820	Sulzer AG (a)	132,497
22,000	Sumitomo Heavy Industries Ltd (a)	101,373
40,303	Sydney Airport (a)	136,975
47,000	Taiheiyo Cement Corp (a)	180,750
35,000	Taisei Corp (a)	159,282
18,165	Tenaris SA (a)	395,825
3,370	Thales SA (a)	217,176
4,200	THK Co Ltd (a)	104,897
14,176	TNT Express NV (a)	131,858
40,000	Tobu Railway Co Ltd (a)	193,957
44,000	Tokyu Corp (a)	285,081
26,942	Toll Holdings Ltd (a)	137,031
149,000	Toshiba Corp (a)	627,262
11,000	TOTO Ltd (a)	174,472
6,500	Toyo Seikan Group Holdings Ltd (a)	139,933
3,896	Vallourec SA (a)	212,552
18,105	Vinci SA (a)	1,190,069
6,437	Wartsila OYJ Abp (a)	317,352
8,027	Weir Group PLC (a)	284,073
6,600	West Japan Railway Co (a)	285,968
7,847	WorleyParsons Ltd (a)	116,728
13,300	Yamato Holdings Co Ltd (a)	268,970
58,000	Yangzijiang Shipbuilding Holdings Ltd (a)	54,588
9,000	Yaskawa Electric Corp (a)	142,610
8,100	Yokogawa Electric Corp (a)	124,536
6,378	Zardoya Otis SA (a)	115,473
1,300	Zodiac Aerospace (a)	230,374

		58,449,930

Technology — 2.28%
14,516	Amadeus IT Holding SA Class A (a)	621,800
51,629	ARM Holdings PLC (a)	937,914
8,000	ASM Pacific Technology Ltd	66,956
13,498	ASML Holding NV (a)	1,264,250
2,739	AtoS (a)	248,165
42,800	Canon Inc (a)(d)	1,365,679
5,157	Cap Gemini SA (a)	349,055
17,528	Computershare Ltd (a)	178,617
2,260	Dassault Systemes	280,534
70,000	Fujitsu Ltd (a)(b)	362,788
2,970	Gemalto NV (a)(c)	326,866
13,000	GungHo Online Entertainment Inc (a)(b)(c)	93,638
40,402	Infineon Technologies AG (a)	431,556
1,000	Itochu Techno-Solutions Corp (a)	40,533
3,500	Konami Corp (a)	80,933
3,400	Nomura Research Institute Ltd (a)	107,450
5,000	NTT Data Corp (a)	184,718

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Technology — (continued)
1,100	Oracle Corp (a)	$40,210
500	Otsuka Corp (a)	63,877
24,000	Ricoh Co Ltd (a)	255,236
3,900	Rohm Co Ltd (a)	190,231
40,096	Sage Group PLC (a)	268,344
34,622	SAP AG (a)	3,002,488
23,316	STMicroelectronics NV (a)	187,174
3,200	Sumco Corp (a)	28,230
4,600	TDK Corp (a)	220,680
6,600	Tokyo Electron Ltd (a)	363,678

		11,561,600

Utilities — 3.42%
21,555	AGL Energy Ltd (a)	289,758
190,573	Centrica PLC (a)	1,098,652
24,000	Chubu Electric Power Co Inc (a)	310,268
11,800	Chugoku Electric Power Co Inc (a)	183,730
65,500	CLP Holdings Ltd (a)	518,063
13,652	Contact Energy Ltd (a)	57,642
67,993	E.ON SE (a)	1,257,053
73,161	EDP - Energias de Portugal SA (a)	268,728
4,100	Electric Power Development Co Ltd (a)	119,543
9,351	Electricite de France (a)	330,813
7,548	Enagas SA (a)	197,168
248,900	Enel SpA (a)	1,086,054
17,066	Fortum OYJ	390,436
12,738	Gas Natural SDG SA (a)	327,869
50,141	GDF Suez (a)	1,179,292
7,200	Hokkaido Electric Power Co Inc (a)(b)	82,855
5,900	Hokuriku Electric Power Co (a)	80,125
212,739	Hong Kong & China Gas Co Ltd (a)	488,446
176,907	Iberdrola SA (a)	1,128,983
26,200	Kansai Electric Power Co Inc (a)(b)	301,544
15,600	Kyushu Electric Power Co Inc (a)(b)	199,240
140,483	National Grid PLC (a)	1,836,250
40,735	Origin Energy Ltd (a)	513,366
73,000	Osaka Gas Co Ltd (a)	286,716
51,500	Power Assets Holdings Ltd (a)	409,964
4,074	Red Electrica Corp SA (a)	271,980
18,115	RWE AG (a)	663,719
8,521	Severn Trent PLC (a)	240,773
6,900	Shikoku Electric Power Co Inc (a)(b)	103,475
73,315	Snam SpA (a)	409,785
51,378	SP AusNet (a)	57,213
35,610	SSE PLC (a)	808,623
10,007	Suez Environnement Co (a)	179,457
56,544	Terna Rete Elettrica Nazionale SpA (a)	282,386
14,000	Toho Gas Co Ltd (a)	68,150
15,700	Tohoku Electric Power Co Inc (a)(b)	176,863
51,700	Tokyo Electric Power Co Inc (a)(b)	254,730
88,000	Tokyo Gas Co Ltd (a)	433,726
24,817	United Utilities Group PLC (a)	276,097

Shares		Fair Value

Utilities — (continued)
14,025	Veolia Environnement SA (a)	$229,063

		17,398,598

TOTAL COMMON STOCK — 97.24% (Cost $411,320,282)		$494,220,117

PREFERRED STOCK
Consumer, Cyclical — 0.34%
2,069	Bayerische Motoren Werke AG (a)	176,926
5,454	Volkswagen AG (a)	1,534,864

		1,711,790

Consumer, Non-cyclical — 0.15%
6,585	Henkel AG & Co KGaA (a)	765,408

TOTAL PREFERRED STOCK — 0.49% (Cost $1,643,520)		$2,477,198

RIGHTS
Energy — 0.00%(e)
31,600	Repsol SA	21,562

TOTAL RIGHTS — 0.00%(e) (Cost $0)		$21,562

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.19%
$995,000	U.S. Treasury Bills(f)
	0.07%, 06/26/2014	994,667

		994,667

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

Reverse Repurchase Agreements — 0.47%
$ 564,457	Undivided interest of 1.16% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $564,457 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404. (g)	$564,457

564,458	Undivided interest of 1.41% in a reverse repurchase agreement (principal amount/value $40,139,316 with a maturity value of $40,139,327) with RBC Capital Markets Corp, 0.01%, dated 12/31/13 to be repurchased at $564,458 on 1/2/14 collateralized by various U.S. Government Agency securities, 2.50% - 4.00%, 12/1/26 - 1/1/44, with a value of $40,942,102. (g)	564,458

118,831	Undivided interest of 1.44% in a reverse repurchase agreement (principal amount/value $8,224,682 with a maturity value of $8,224,682) with JP Morgan Securities, 0.00%, dated 12/31/13 to be repurchased at $118,831 on 1/2/14 collateralized by U.S. Treasury securities, 0.13% -9.88%, 1/31/14 - 2/15/43, with a value of $8,389,328. (g)(h)	118,831

Principal Amount			Fair Value

Reverse Repurchase Agreements — (continued)
$ 564,458	Undivided interest of 1.83% in a reverse repurchase agreement (principal amount/value $30,782,806 with a maturity value of $30,782,840) with Citigroup Global Markets Inc, 0.02%, dated 12/31/13 to be repurchased at $564,458 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.08% - 11.00%, 12/15/15 - 8/15/53, with a value of $31,398,462. (g)			$564,458

564,458	Undivided interest of 2.30% in a reverse repurchase agreement (principal amount/value $24,572,243 with a maturity value of $24,572,257) with HSBC Securities (USA) Inc, 0.01%, dated 12/31/13 to be repurchased at $564,458 on 1/2/14 collateralized by a U.S. Treasury security, 0.88%, 9/15/16, with a value of $25,063,775. (g)			564,458

				2,376,662

TOTAL SHORT TERM INVESTMENTS — 0.66% (Cost $3,371,329)			$	3,371,329

TOTAL INVESTMENTS — 98.39% (Cost $416,335,131)		$		500,090,206

OTHER ASSETS & LIABILITIES, NET — 1.61%		$		8,177,681

TOTAL NET ASSETS — 100.00%		$		508,267,887

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at December 31, 2013.
(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Represents less than 0.005% of net assets.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(g)	Collateral received for securities on loan.
(h)	The rate of the reverse repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

TSE TOPIX Equity Index Long Futures	26	JPY	338,650,000	March 2014	$129,537

SFE SPI 200 Equity Index Long Futures	15	AUD	1,994,250	March 2014	62,223

MSCI Emerging Markets Index Futures	5	USD	479,450	March 2014	325

FTSE 100 Equity Index Long Futures	33	GBP	2,210,175	March 2014	131,372

DJ EURO STOXX 50 Index Long Futures	89	EUR	2,766,120	March 2014	166,794

				Net Appreciation	$490,251

At December 31, 2013, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

BA	AUD	126,400	USD	112,409	March 2014	$ (108)
BA	EUR	677,700	USD	931,437	March 2014	893
BA	GBP	383,300	USD	624,951	March 2014	9,501
BA	JPY	330,800,238	USD	3,212,115	March 2014	(70,109)
BA	USD	3,585,493	EUR	2,605,174	March 2014	1,488
BA	USD	3,325,966	GBP	2,041,290	March 2014	(52,856)
BA	USD	2,676,777	JPY	275,541,827	March 2014	59,627
BA	USD	1,345,480	AUD	1,512,404	March 2014	1,776
BB	AUD	778,800	USD	687,338	March 2014	4,591
BB	EUR	386,200	USD	529,299	March 2014	2,006
BB	GBP	516,300	USD	844,550	March 2014	10,049
BB	JPY	61,930,000	USD	598,932	March 2014	(10,709)
BB	USD	122,711	JPY	12,880,000	March 2014	375
BNP	GBP	1,397,014	USD	2,288,302	March 2014	24,089
CIT	EUR	3,909,567	USD	5,387,090	March 2014	(8,598)
CIT	GBP	1,224,024	USD	2,003,715	March 2014	22,336
CIT	JPY	91,836,573	USD	895,799	March 2014	(23,517)
RBC	AUD	635,600	USD	565,072	March 2014	(369)
RBC	GBP	518,800	USD	846,272	March 2014	12,465
RBC	JPY	62,490,000	USD	607,290	March 2014	(13,748)
SCB	AUD	1,726,721	USD	1,561,949	March 2014	(27,833)

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

UBS	JPY	14,062,474	USD	137,278	March 2014	(3,710)

				Net Depreciation		$ (62,361)

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Counterparty Abbreviations:
BA	Bank of America
BB	Barclays Bank PLC
BNP CIT	BNP Paribas Bank Citigroup Bank
RBC	Royal Bank of Canada
SCB UBS	Standard Chartered Bank United Bank of Scotland

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2013

Summary of Investments by Country as of December 31, 2013.

Country		Fair Value	Percentage of Fund Investments

Australia	$	36,665,031	7.33%
Austria		1,313,981	0.26
Belgium		5,952,249	1.19
Bermuda		586,734	0.12
China		54,588	0.01
Denmark		5,843,229	1.17
Finland		4,524,998	0.91
France		48,709,980	9.74
Germany		47,000,391	9.40
Guernsey		311,757	0.06
Hong Kong		14,234,103	2.85
Ireland		3,220,090	0.64
Israel		2,260,402	0.45
Italy		10,296,193	2.06
Japan		103,509,266	20.70
Jersey		202,115	0.04
Luxembourg		1,861,486	0.37
Mexico		74,069	0.02
Netherlands		22,474,419	4.49
New Zealand		571,643	0.11
Norway		3,230,940	0.65
Portugal		861,187	0.17
Singapore		7,024,698	1.40
Spain		16,574,110	3.31
Sweden		15,858,317	3.17
Switzerland		47,309,807	9.46
United Kingdom		96,193,094	19.24
United States		3,371,329	0.68

Total	$	500,090,206	100.00%

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West International Index Fund

ASSETS:
Investments in securities, fair value (including $2,248,107 of securities on loan)(a)	$497,713,544
Reverse repurchase agreements, fair value(b)	2,376,662
Cash	11,104,725
Cash denominated in foreign currencies, fair value(c)	301,442
Subscriptions receivable	724,969
Receivable for investments sold	308,405
Unrealized appreciation on forward foreign currency contracts	149,196
Dividends and interest receivable	784,778

Total Assets	513,463,721

LIABILITIES:
Payable to investment adviser	300,513
Payable upon return of securities loaned	2,376,662
Redemptions payable	2,307,023
Variation margin on futures contracts	79
Unrealized depreciation on forward foreign currency contracts	211,557

Total Liabilities	5,195,834

NET ASSETS	$508,267,887

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,464,925
Paid-in capital in excess of par	422,358,108
Net unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	84,185,411
(Overdistributed) net investment income	(1,357,181)
Accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(1,383,376)

NET ASSETS	$508,267,887

CAPITAL STOCK:
Authorized	70,000,000
Issued and Outstanding	44,649,246

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$11.38

(a) Cost of investments	$413,958,469
(b) Cost of reverse repurchase agreements	$2,376,662
(c) Cost of cash denominated in foreign currencies	$299,034

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West International Index Fund

INVESTMENT INCOME:
Interest	$1,557
Income from securities lending	287,913
Dividends	12,597,826
Foreign withholding tax	(1,270,565)

Total Income	11,616,731

EXPENSES:
Management fees	2,970,974

Total Expenses	2,970,974

NET INVESTMENT INCOME	8,645,757

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	455,588
Net realized gain on futures contracts	1,639,072
Net realized loss on forward foreign currency contracts	(331,881)

Net Realized Gain on Investments	1,762,779

Net change in unrealized appreciation on investments and foreign currency translations	72,718,999
Net change in unrealized appreciation on futures contracts	374,458
Net change in unrealized appreciation on forward foreign currency contracts	3,536

Net Change in Unrealized Appreciation on Investments	73,096,993

Net Realized and Unrealized Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency	74,859,772

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,505,529

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West International Index Fund

OPERATIONS:
Net investment income	$8,645,757	$5,877,103
Net realized gain on investments	1,762,779	761,992
Net change in unrealized appreciation on investments	73,096,993	34,883,391

Net Increase in Net Assets Resulting from Operations	83,505,529	41,522,486

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,953,088)	(6,353,974)
From net realized gains	(1,353,362)	–

Total Distributions	(12,306,450)	(6,353,974)

CAPITAL SHARE TRANSACTIONS:
Shares sold	215,797,883	181,499,513
Shares issued in reinvestment of distributions	12,306,450	6,353,974
Shares redeemed	(118,606,348)	(52,027,613)

Net Increase in Net Assets Resulting from Capital Share Transactions	109,497,985	135,825,874

Total Increase in Net Assets	180,697,064	170,994,386

NET ASSETS:
Beginning of year	327,570,823	156,576,437

End of year(a)	$508,267,887	$327,570,823

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	20,635,038	20,230,668
Shares issued in reinvestment of distributions	1,092,046	660,496
Shares redeemed	(11,081,903)	(5,693,007)

Net Increase	10,645,181	15,198,157

(a) Including (overdistributed) net investment income	$(1,357,181)	$(441,368)

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the period indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West International Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.63		$8.33		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.22	(b)	0.19
Net realized and unrealized gain (loss)	1.81		1.27		(1.67)

Total From Investment Operations	2.03		1.49		(1.48)

LESS DISTRIBUTIONS:
From return of capital	–		–		0.00	(c)
From net investment income	(0.25)		(0.19)		(0.19)
From net realized gains	(0.03)		–		–

Total Distributions	(0.28)		(0.19)		(0.19)

NET ASSET VALUE, END OF YEAR	$11.38		$9.63		$8.33

TOTAL RETURN(d)	21.13%		17.92%		(14.77%)	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$508,268		$327,571		$156,576
Ratio of expenses to average net assets	0.70%		0.70%		0.70%	(f)
Ratio of net investment income to average net assets	2.04%		2.49%		2.50%	(f)
Portfolio turnover rate	6%		7%		4%	(e)

(a)	The Fund’s inception date was January 13, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Notes to Financial Statements

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West International Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Annual Report - December 31, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Rights	Exchange traded close price, bids, evaluated bids.

Short Term Investments	Maturity date, credit quality and interest rates.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Foreign Common Stock	$8,860,170	$485,359,947	$—	$494,220,117
Preferred Stock	—	2,477,198	—	2,477,198
Rights	21,562	—	—	21,562
Short Term Investments	—	3,371,329	—	3,371,329
Derivative Investments:
Forward Foreign Currency Contracts (a)	—	149,196	—	149,196
Futures Contracts (a)	490,251	—	—	490,251
Liabilities
Derivative Investments:
Forward Foreign Currency Contracts (a)	—	211,557	—	211,557

Total Investments	$9,371,983	$491,146,113	$0	$500,518,096

(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of December 31,

Annual Report - December 31, 2013

2013, the following transfers between levels were recognized between valuation levels.

Investments	Transfer from Level 1 to Level 2(a)	Transfer from Level 2 to Level 1(b)

Communications	$524,330	$1,271,652
Consumer, Cyclical	$178,299	-
Consumer, Non-cyclical	$2,250,777	$3,746,946
Energy	$200,392	$447,569
Financial	$163,706	$375,403
Industrial	$247,331	$151,144
Technology	-	$347,490
Utilities	-	$390,436

(a)	Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.

(b)	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Annual Report - December 31, 2013

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for Passive Foreign Investment Corporation Securities and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$–	$1,391,518	$(1,391,518)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012

Distributions paid from:
Ordinary income	$10,953,088	$6,353,974
Long-term capital gain	1,353,362	–

	$12,306,450	$6,353,974

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$38,060
Undistributed capital gains	159,910

Net accumulated earnings	197,970

Net unrealized appreciation on investments	81,391,837
Net unrealized appreciation on foreign currency	194,207
Capital loss carryforward	–
Post-October losses	(339,160)

Tax composition of capital	$81,444,854

Annual Report - December 31, 2013

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October ordinary losses	Post-October capital losses
$ (232,542)	$ (106,618)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic  210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2.  RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of

Annual Report - December 31, 2013

the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 148 futures contracts for the reporting period.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market. The Fund held an average notional value of $48,028,116 on forward foreign currency contracts for the reporting period.

Valuation of derivative instruments as of December 31, 2013 is as follows:

	Asset Derivatives		Liability Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts (futures contracts)	Net unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	$490,251(a)

Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$149,196	Unrealized depreciation on forward foreign currency contracts	$211,557

(a) Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2013 is as follows:

	Net Realized Gain/(Loss)		Net Change in Unrealized Gain/(Loss)

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,639,072	Net change in unrealized appreciation on futures contracts	$374,458

Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(331,881)	Net change in unrealized appreciation on forward foreign currency contracts	$3,536

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Annual Report - December 31, 2013

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $136,865,837 and $25,423,298, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $418,698,369. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $99,488,751 and gross depreciation of investments in which there was an excess of tax cost over value of $18,096,914 resulting in net appreciation of $81,391,837.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $2,248,107 and received collateral of $2,376,662 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. TAX INFORMATION (unaudited)

The Fund intends to pass through foreign tax credits of $696,527 and has derived gross income from sources within foreign countries amounting to $12,640,554.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West International Index Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operation for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from January 13, 2011 (inception) to December 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West International Index Fund as of December 31, 2013, the results of its operations for the year then ended, the change in its net assets and the financial highlights for the two years then ended and the period from January 13, 2011 (inception) to December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)	Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief	N/A	N/A

1955

Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road,	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity	N/A	N/A

Greenwood Village, CO 80111 1967		Financial Officer)

Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement among the Company, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with the Sub-Adviser (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with the Sub-Adviser. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. The Interim Sub-Advisory Agreement became effective on October 8, 2013 and remained in effect until December 5, 2013 when the New Sub-Advisory Agreement took effect. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and the Company are permitted, under certain conditions and subject to the approval of the Board of the Company, to enter into new sub-advisory agreements with sub-advisers to the Funds without obtaining shareholder approval.

In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and the Sub-Adviser that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with the Sub-Adviser at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with the Sub-Adviser. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.            CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)  Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.            AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West

Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.   The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $ 1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.            INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.          CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014